SEGMENT INFORMATION (Schedule of Amount Relating From Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Revenue from contracts with customers (a)	$ 43,785	$ 61,555	$ 56,832
Total revenue	$ 43,785	$ 61,555	$ 56,832